Stock Based Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Restricted Stock [Member]
Summary of Company's restricted share awards
Number of Restricted Shares, Non-vested	169,368	169,368
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.80	$ 2.80
Number of Restricted Shares, Vested - 2012	0
Weighted Average Fair Value at Grant Date, Restricted Shares Vested 2012	$ 0
Number of Restricted Shares, Non-vested	169,368	169,368
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.80	$ 2.80